CONSOLIDATED STATEMENTS OF FINANCIAL POSITION	Dec. 31, 2019 USD ($)
Current Assets
Cash and cash equivalents	$ 3,290,095	[1]
Accounts receivable, net	1,263,849	[2]
Due from related parties	67,310	[2]
Inventories	119,516	[2]
Prepaid expenses and other current assets	1,065,035	[2]
Total Current Assets	5,805,805	[2]
Property and equipment, net	7,399,412	[2]
Operating lease right-of-use asset	2,194,073	[2]
Investments at fair value	28,526	[2]
Goodwill	1,209,953	[2]
Intangible assets, net	922,379	[2]
Total Assets	17,560,148	[2]
Current Liabilities
Accounts payable	486,871	[2]
Accrued expenses and other current liabilities	1,442,590	[2]
Deferred revenue	3,231,431	[2]
Lease liabilities, current	544,551	[2]
Loans payable - current portion	64,379	[2]
Loans payable - related parties - current portion	432,800	[2]
Total Current Liabilities	6,202,622	[2]
Operating lease liabilities - non-current portion	1,729,188	[2]
Loans payable - non-current portion	1,217,509	[2]
Loans payable - related parties - noncurrent portion	400,000	[2]
Convertible debt obligations, non-current portion	1,918,340	[2]
Deferred tax liability	736,645	[2]
Other non-current liabilities	25,147	[2]
Total Liabilities	12,229,451	[2]
Commitments and Contingencies Stockholders' Equity:
Contributed capital	26,846,043	[2]
Subscriptions receivable	(1,125,774)	[2]
Reserves	(13,844,404)	[2]
Accumulated deficit	(6,050,692)	[2]
Treasury stock, at cost	(494,476)	[2]
Capital and reserves attributable to owners of Genius Group Ltd	5,330,697	[2]
Total Stockholders' Equity	5,330,697	[2]
Total Liabilities and Stockholders' Equity	$ 17,560,148	[2]

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination
[2]	Restatements in Note 35 to align with IFRS 3 book value method for business combination